Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.82%
Since Inception	3.66%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.03%
Since Inception	2.56%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.58%
Since Inception	2.53%	[1]
Fidelity Advisor Managed Retirement 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.60%
Since Inception	5.34%	[2]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.67%)
IXXRV
Average Annual Return:
Past 1 year	12.73%
Since Inception	5.28%

[1]	A From August 16, 2019 .
[2]	B From August 16, 2019 .